Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$2,800	$ 2,800,000
Total Corporate Bonds (identified cost $2,800,000)		$ 2,800,000

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.471%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$444	$ 446,189
Total Tax-Exempt Mortgage-Backed Securities (identified cost $443,846)		$ 446,189

Tax-Exempt Municipal Obligations — 91.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Oklahoma Water Resources Board, (State Loan Program):
4.00%, 10/1/44	$3,355	$ 3,347,787
5.00%, 10/1/37	500	551,165
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,350	1,494,787
		$ 5,393,739
Education — 3.2%
Arlington Higher Education Finance Corp., TX, (LifeSchool of Dallas), (PSF Guaranteed):
4.125%, 8/15/49	$500	$ 494,330
4.125%, 8/15/54	295	281,182
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	430	427,708
Connecticut Health and Educational Facilities Authority, (Yale University), 3.60%, 7/1/42(3)	3,500	3,500,000
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	2,042,779
Security	Principal Amount (000's omitted)	Value
Education (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	$1,960	$ 1,875,210
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	846,617
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	380	379,738
5.00%, 12/15/38(1)	2,690	2,713,807
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	139,560
5.00%, 6/15/49(1)	260	247,952
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	819,669
5.00%, 4/1/50(1)	1,060	1,070,960
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	1,006,340
University of Alabama, 4.00%, 7/1/43	3,020	3,019,849
University of Arkansas, 5.00%, 12/1/45	1,365	1,449,029
University of Texas System, 4.00%, 7/1/41	1,955	1,968,842
		$ 22,283,572
Electric Utilities — 2.1%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/42	$1,805	$ 1,994,940
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	1,000	1,110,920
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,330,920
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,093,380
New York Power Authority, Green Bonds, 5.00%, 11/15/38	2,040	2,342,736
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	1,200	1,297,668
South Carolina Public Service Authority:
5.25%, 12/1/33	2,000	2,254,720
5.25%, 12/1/34	2,000	2,246,380
		$ 14,671,664
Escrowed/Prerefunded — 0.0%
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$355	$ 358,003
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	50	55,009
		$ 413,012

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 17.2%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,830	$ 4,842,703
Baldwin County, AL:
4.00%, 4/1/54	1,490	1,435,347
5.00%, 4/1/43	600	658,812
5.00%, 4/1/44	1,000	1,094,580
Bar Harbor, ME, 5.00%, 9/1/49	2,000	2,176,660
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	2,220	2,056,075
Bristol, VA, 5.00%, 9/1/27	1,915	1,942,902
California:
4.00%, 8/1/44	1,285	1,298,865
5.00%, 4/1/42	6,440	6,696,119
5.00%, 11/1/42	5,000	5,544,650
Cecil County, MD, 4.50%, 8/1/53	3,095	3,153,124
Cedar Hill Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/50	3,000	2,906,610
Charles County, MD, 4.25%, 10/1/47	1,690	1,713,863
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,881,480
5.00%, 12/1/32	2,000	2,052,800
5.25%, 12/1/35	2,750	2,750,797
5.50%, 12/1/37	5,000	5,378,400
Connecticut, 4.00%, 6/15/34	5,000	5,007,300
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/41	2,650	2,934,769
El Camino Community College District, CA, (Election of 2012), 4.00%, 8/1/42	1,025	1,038,079
Falls Church, VA, 3.00%, 7/15/42	1,445	1,245,012
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	3,075	3,061,654
Francis Howell R-III School District, MO, 2.00%, 3/1/40	2,500	1,773,950
Galena Park Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/49	1,250	1,004,788
5.00%, 8/15/40	750	836,948
5.00%, 8/15/41	1,000	1,106,730
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,715	1,717,332
4.00%, 2/15/35	2,000	2,000,340
Grayson County Junior College District, TX:
4.00%, 2/15/49(4)	2,555	2,422,753
5.00%, 2/15/40(4)	500	549,975
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,131,372
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	3,015	2,951,112
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
4.00%, 7/1/37	$2,000	$ 1,985,920
5.50%, 5/1/39	1,980	2,140,538
5.75%, 5/1/45	1,780	1,932,653
Irion County Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/43	1,130	1,225,688
5.00%, 8/15/44	1,185	1,281,542
Kenosha County, WI:
1.50%, 9/1/29	640	577,018
1.50%, 9/1/30	480	416,232
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/49	1,200	1,291,428
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 7/1/43	3,420	3,872,979
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	3,285	3,196,436
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	665	744,115
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 4.05%, 3/1/40(3)	1,250	1,250,000
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	1,450	1,357,041
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,598,625
Puerto Rico, 0.00%, 7/1/33	489	334,503
Riverview Gardens School District, MO, 5.50%, 4/1/36	1,790	1,984,591
San Diego Unified School District, CA, (Election of 2018), Green Bonds, 5.00%, 7/1/41	1,895	2,151,924
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,530,525
South San Antonio Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/35	1,000	1,125,210
Thrall Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/54(4)	3,250	3,527,225
University City School District, MO:
5.25%, 2/15/41	1,000	1,085,190
5.25%, 2/15/43	2,115	2,278,786
Virginia, 2.00%, 6/1/28	1,330	1,260,122
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	2,250	2,199,532
Williston Basin School District #007, ND, 4.125%, 8/1/43(4)	2,435	2,370,911
		$119,084,635
Hospital — 11.3%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,132,050

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	$500	$ 538,145
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,708,731
6.00%, 6/1/51	4,715	4,734,190
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,920,961
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	430	419,908
4.125%, 5/15/54	4,875	4,785,251
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,687,869
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	489,572
4.00%, 11/1/30	1,605	1,539,612
5.00%, 11/1/26	1,375	1,387,884
5.00%, 11/1/27	1,440	1,458,360
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,036,093
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	4,375	4,317,425
4.00%, 1/1/48	2,865	2,766,129
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,842,020
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,200	5,727,932
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/40	2,095	2,070,698
4.00%, 12/1/49	3,000	2,793,120
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	4,000	3,831,000
4.00%, 11/15/49	3,005	2,841,738
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,000,780
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	472,082
New York Dormitory Authority, (Montefiore Medical Center), 5.25%, 11/1/39	1,125	1,235,475
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,280,216
5.25%, 4/1/34	1,900	1,421,219
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	$450	$ 470,768
5.00%, 11/15/33	400	417,140
5.00%, 11/15/35	375	389,205
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,573,374
Virginia Commonwealth University Health System Authority:
4.00%, 7/1/54	4,990	4,808,414
(LOC: TD Bank, N.A.), 4.00%, 7/1/37(3)	2,750	2,750,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,190	1,118,362
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	2,000	2,035,320
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/46	6,540	6,143,872
		$ 78,144,915
Housing — 9.5%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44	$2,590	$ 2,588,032
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,921,597
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	1,250	1,131,288
1.10%, 11/15/29	3,950	3,393,405
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	1,465	1,464,560
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	3,000	2,988,930
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,593,180
Kentucky Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/49(4)	1,600	1,600,064
Maine Housing Authority:
Social Bonds, 4.50%, 11/15/43	590	592,519
Social Bonds, 4.55%, 11/15/44	1,600	1,608,192
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,365	1,377,722
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,050	1,050,977
(GNMA), 4.60%, 9/1/49	1,000	1,006,410
Maryland Department of Housing and Community Development Administration:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	385	386,952

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Department of Housing and Community Development Administration: (continued)
Sustainability Bonds, 4.45%, 7/1/44	$3,500	$ 3,497,270
Michigan Housing Development Authority:
Social Bonds, 4.35%, 12/1/44	2,000	1,985,220
Social Bonds, 4.45%, 12/1/49	800	794,144
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,184,100
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	1,420	1,427,199
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	2,565	2,604,527
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	1,400	1,415,498
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	1,090	832,575
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,465,531
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	1,500	1,489,215
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,208,844
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	2,585	2,559,253
Oklahoma Housing Finance Agency:
(FHLMC), (FNMA), GNMA), 4.40%, 9/1/44	275	272,987
(FHLMC), (FNMA), GNMA), 4.60%, 9/1/49	1,275	1,283,823
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	1,998,480
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,266,406
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	366,871
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,634,803
5.00%, 6/1/39	1,595	1,620,632
South Carolina Housing Finance and Development Authority, 4.60%, 7/1/49	4,000	4,028,560
Tennessee Housing Development Agency, 3.65%, 7/1/47	615	535,124
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	250	249,805
Texas Department of Housing and Community Affairs, (GNMA), 4.80%, 7/1/43	2,600	2,646,098
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	$2,000	$ 1,957,140
Virginia Housing Development Authority:
4.60%, 10/1/49	265	267,162
5.125%, 11/1/43	1,380	1,436,677
		$ 65,731,772
Industrial Development Revenue — 4.8%
Burke County Development Authority, GA, (Georgia Power Co.), 4.05%, 7/1/49(3)	$750	$ 750,000
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	6,005	4,914,672
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,473,350
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	948,225
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,657,400
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	216,039
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,455,200
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,123,535
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,097,850
(AMT), 6.00%, 4/1/35	1,385	1,547,294
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,920,000
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,011,840
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,251,050
		$ 33,366,455
Insured - Education — 0.1%
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$ 750,848
		$ 750,848

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.5%
Greenville, TX, Electric System Revenue, (BAM), 5.00%, 2/15/40	$1,000	$ 1,082,740
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	279,978
(NPFG), 5.25%, 7/1/25	170	169,439
(NPFG), 5.25%, 7/1/29	1,110	1,092,728
(NPFG), 5.25%, 7/1/30	530	521,547
(NPFG), 5.25%, 7/1/34	100	98,791
		$ 3,245,223
Insured - General Obligations — 2.4%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,580	$ 1,458,150
(NPFG), 0.00%, 12/1/28	1,560	1,329,104
Fort Bend County Municipal Management District No. 1, TX, (AGC), 3.50%, 9/1/49	1,170	982,332
Generation Park Management District, TX, (AGC), 3.50%, 9/1/45	4,430	3,864,289
Harris County Municipal Utility District No. 55, TX, (AGC), 3.00%, 2/1/42	2,160	1,822,414
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	2,062,659
Raindance Metropolitan District No. 2, CO:
(BAM), 4.00%, 12/1/44	1,385	1,368,172
(BAM), 4.00%, 12/1/49	2,750	2,640,330
West Contra Costa Unified School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/43	1,000	1,109,330
		$ 16,636,780
Insured - Hospital — 1.0%
El Paso County Hospital District, TX:
(BAM), 4.25%, 2/15/54(4)	$1,400	$ 1,347,990
(BAM), 5.00%, 2/15/41(4)	1,820	1,950,112
(BAM), 5.00%, 2/15/43(4)	1,010	1,074,337
(BAM), 5.00%, 2/15/44(4)	1,000	1,058,850
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	2,500	1,842,325
		$ 7,273,614
Insured - Lease Revenue/Certificates of Participation — 0.3%
Millard School District Local Building Authority, UT, (BAM), 4.25%, 5/15/54	$2,000	$ 2,003,900
		$ 2,003,900
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 1.5%
Centerton, AR, Sales and Use Tax Revenue, (AGC), 4.125%, 11/1/49(4)	$1,400	$ 1,352,568
Pasco Public Facilities District, WA, Sales Tax Revenue, (AGC), 4.00%, 11/1/46(4)	4,000	3,896,400
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,252,360
St. Clair County Board of Education, AL, (BAM), 4.00%, 2/1/44	1,100	1,061,852
		$ 10,563,180
Insured - Transportation — 1.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,751,800
(AGM), (AMT), 5.25%, 1/1/38	1,000	1,097,070
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	1,059,290
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,085	2,061,148
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	185,209
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,979,440
		$ 11,133,957
Insured - Water and Sewer — 0.1%
Southwestern Pennsylvania Water Authority, (AGM), 3.00%, 9/15/32	$1,000	$ 930,620
		$ 930,620
Lease Revenue/Certificates of Participation — 2.8%
California Public Works Board, 4.50%, 9/1/35	$4,910	$ 4,919,034
Clark-Pleasant Community School Building Corp., IN:
5.00%, 7/15/42	1,715	1,868,835
5.00%, 7/15/43	1,385	1,501,894
5.00%, 1/15/44	1,290	1,389,020
Columbus Multi-School Building Corp., IN, 5.00%, 1/15/44	1,070	1,149,458
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/42	1,805	1,960,808
Oklahoma Development Finance Authority, 4.00%, 6/1/43	3,745	3,642,237
Twin Lakes School Building Corp., IN:
5.00%, 7/15/39	980	1,049,208
5.00%, 1/15/44	1,025	1,077,583

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	$700	$ 706,622
		$ 19,264,699
Other Revenue — 3.7%
Black Belt Energy Gas District, AL:
3.88%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,878,100
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,667,600
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.21%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,299,862
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	720	736,099
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	2,100	2,447,760
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,498,723
Series B, 5.00%, 1/1/32(1)	1,000	1,030,050
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,133,120
5.00% to 4/1/31 (Put Date), 4/1/54	2,500	2,685,725
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,814,777
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.19%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	2,440	2,438,951
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.117%, (66% of 3 mo. SOFR + 0.69%), 9/15/27(2)	1,020	1,019,633
		$ 25,650,400
Senior Living/Life Care — 8.4%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$2,525	$ 2,361,632
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,751,625
5.00%, 11/15/27	1,320	1,336,764
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/24	705	705,000
5.00%, 11/1/26	770	774,651
5.00%, 11/1/27	425	428,171
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	306,945
5.00%, 11/15/29	315	322,201
5.00%, 11/15/30	330	337,072
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa): (continued)
5.375%, 11/15/55	$300	$ 300,699
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	599,058
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/25	300	300,909
5.00%, 5/15/26	350	353,343
5.00%, 5/15/27	400	407,044
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	530	528,977
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	510,520
5.00%, 12/1/39	370	370,389
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	180	175,437
Howard County, MD, (Vantage House):
5.00%, 4/1/26	675	676,431
5.00%, 4/1/36	2,035	2,034,837
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,437
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.21%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,076,735
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	650,332
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	990	1,032,501
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	307,666
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	199,630
4.00%, 12/1/31	150	149,247
4.00%, 12/1/32	200	198,134
4.00%, 12/1/33	100	98,560
4.00%, 12/1/34	200	195,970
4.00%, 12/1/35	350	341,474
4.00%, 12/1/36	350	339,395
4.00%, 12/1/38	300	287,577
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,891,399
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	921,141
5.75%, 7/1/54(1)	1,725	1,728,226

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	$1,000	$ 1,001,090
5.00%, 1/1/26	1,040	1,049,662
5.00%, 1/1/27	1,095	1,114,710
5.00%, 1/1/29	1,205	1,226,690
5.00%, 1/1/30	630	640,294
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	438,622
5.00%, 7/1/33	285	289,266
5.00%, 7/1/34	195	197,459
5.00%, 7/1/39	2,450	2,462,029
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	1,335	1,309,328
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,288
5.00%, 5/15/30	300	300,180
5.00%, 5/15/31	775	788,268
5.00%, 5/15/32	650	660,348
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,556,339
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	673,992
5.00%, 5/15/39	480	491,126
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	599,046
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,708,131
5.00%, 4/1/29	1,000	1,020,010
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,982,670
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	425	424,715
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	516,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,419,174
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	550,957
5.00%, 11/15/29	400	408,688
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	$745	$ 747,257
5.00%, 5/1/26	585	590,464
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,072,180
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	415	408,480
5.00%, 7/1/31(1)	985	987,265
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	190	184,560
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	848,526
5.00%, 1/1/28(1)	445	451,599
5.00%, 1/1/29(1)	460	468,620
5.00%, 1/1/34(1)	500	504,100
5.00%, 1/1/39(1)	750	741,697
		$ 58,459,559
Special Tax Revenue — 2.7%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 275,134
3.50%, 6/1/39(1)	650	561,808
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	459,810
2.55%, 7/1/46	1,265	881,035
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	850	850,850
Massachusetts School Building Authority, 4.00%, 11/15/35	1,990	1,997,084
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,149,483
New York City Transitional Finance Authority, NY, Future Tax Revenue:
(SPA: JP Morgan Chase Bank, N.A.), 4.05%, 8/1/45(3)	5,500	5,500,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 11/1/36(3)	3,250	3,250,000
Omaha, NE, Riverfront Redevelopment Special Tax Revenue, 4.00%, 4/15/54	2,000	1,918,340
South Village Community Development District, FL:
2.75%, 5/1/25	95	94,367
3.25%, 5/1/27	95	93,648
4.35%, 5/1/26	185	185,579
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	645	587,905
		$ 18,805,043

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/40	$4,150	$ 4,083,600
		$ 4,083,600
Transportation — 11.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
3.96%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,186,528
(LOC: Barclays Bank PLC), 3.25%, 4/1/55(3)	3,000	3,000,000
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(1)	1,670	1,720,935
Charleston County Airport District, SC, 5.00%, 7/1/43	1,225	1,336,291
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,226,760
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,770,212
Denver City and County, CO, Airport System Revenue, (AMT), 4.00%, 12/1/43	6,250	5,941,500
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.00%, 1/1/31	2,385	2,554,574
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/36	3,080	3,222,358
(AMT), 5.00%, 5/15/45	4,925	4,934,850
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,049,483
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/38	1,600	1,697,696
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,572,129
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	3,032,129
Port of Los Angeles, CA, Green Bonds, 5.00%, 8/1/43	1,750	1,979,968
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,792,750
(AMT), 5.00%, 5/1/37	2,100	2,146,347
(AMT), 5.00%, 5/1/37	3,000	3,066,210
Sacramento County, CA, Airport System Revenue, 5.00%, 7/1/38	2,000	2,301,400
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,933,620
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,146,850
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	3,000	3,016,860
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,171,360
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY:
5.00%, 11/15/43	$2,750	$ 3,034,322
(LOC: U.S. Bank, N.A.), 3.90%, 1/1/33(3)	3,300	3,300,000
		$ 81,135,132
Water and Sewer — 5.1%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/49	$2,750	$ 2,975,802
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/43	1,735	1,937,960
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	4,030	3,935,859
Gainesville, GA, Water and Sewerage Revenue:
5.00%, 11/15/43	1,500	1,661,700
5.00%, 11/15/45	1,250	1,374,637
King County, WA, Sewer Revenue, 4.00%, 7/1/41	3,000	2,940,600
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/43	4,000	4,378,520
5.25%, 6/15/53	3,000	3,304,200
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/44(3)	3,000	3,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/50(3)	2,150	2,150,000
Onslow Water and Sewer Authority, NC:
5.00%, 12/1/42	450	498,398
5.00%, 12/1/43	310	342,163
5.00%, 12/1/44	400	438,984
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	900	872,280
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,129,260
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 4.00%, 6/1/27(3)	3,500	3,500,000
		$ 35,440,363
Total Tax-Exempt Municipal Obligations (identified cost $635,281,779)		$634,466,682

Taxable Municipal Obligations — 9.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
University of California:
3.349%, 7/1/29	$1,150	$ 1,098,319
4.85%, 7/1/41(5)	4,000	4,000,000
		$ 5,098,319

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 2.5%
Atlantic City, NJ, 7.00%, 3/1/28	$1,765	$ 1,838,671
California:
7.50%, 4/1/34(6)	2,310	2,699,420
7.55%, 4/1/39(6)	2,725	3,307,387
Chicago, IL:
7.375%, 1/1/33	3,069	3,309,026
7.781%, 1/1/35	2,600	2,913,014
Collin County, TX, 1.683%, 2/15/30	100	87,362
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	527,033
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,203,660
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	906,587
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,296	835,733
		$ 17,627,893
Hospital — 0.1%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$1,000	$ 1,003,810
		$ 1,003,810
Housing — 1.0%
Maine Housing Authority, (SPA: TD Bank, N.A.), 4.85%, 11/15/50(5)	$5,200	$ 5,200,000
New York Housing Finance Agency, (Liq: Barclays Bank PLC), 4.84%, 11/1/45(5)	1,400	1,400,000
		$ 6,600,000
Insured - General Obligations — 0.5%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 594,338
Detroit, MI, (AMBAC), 5.15%, 4/1/25	1,728	1,727,727
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,008,970
		$ 3,331,035
Insured - Special Tax Revenue — 0.5%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,227,899
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,247,430
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.75%, 9/1/25	500	495,190
(AGM), 4.00%, 9/1/26	500	492,330
		$ 3,462,849
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/38	$2,500	$ 1,145,175
		$ 1,145,175
Special Tax Revenue — 1.6%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$2,000	$ 2,021,040
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	2,000	1,760,640
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	326,907
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,500	3,485,090
Successor Agency to San Jose Redevelopment Agency, CA, 3.375%, 8/1/34	3,900	3,534,570
		$ 11,128,247
Water and Sewer — 2.3%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.85%, 7/1/37(5)	$15,825	$ 15,825,000
		$ 15,825,000
Total Taxable Municipal Obligations (identified cost $65,519,650)		$ 65,222,328

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$5,500	$ 5,526,183
Total U.S. Treasury Obligations (identified cost $5,502,119)		$ 5,526,183
Total Investments — 102.1% (identified cost $709,547,394)		$708,461,382
Other Assets, Less Liabilities — (2.1)%		$(14,505,108)
Net Assets — 100.0%		$693,956,274

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $38,537,295 or 5.6% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At October 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	16.7%
Texas	12.1%
Others, representing less than 10% individually	72.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 8.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Opportunities Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,800,000	$ —	$ 2,800,000
Tax-Exempt Mortgage-Backed Securities	—	446,189	—	446,189
Tax-Exempt Municipal Obligations	—	634,466,682	—	634,466,682
Taxable Municipal Obligations	—	65,222,328	—	65,222,328
U.S. Treasury Obligations	—	5,526,183	—	5,526,183
Total Investments	$ —	$708,461,382	$ —	$708,461,382
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.